Related parties and other major shareholders - Additional Information (Details) $ in Thousands, € in Millions							12 Months Ended
	Oct. 15, 2025 USD ($)	Dec. 06, 2024 USD ($)	Oct. 06, 2023 USD ($)	Jun. 19, 2023 USD ($)	Jul. 31, 2020 USD ($)	Jul. 31, 2020 EUR (€)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022	Dec. 31, 2025 EUR (€)	Jun. 15, 2023 EUR (€)	Jun. 15, 2022 EUR (€)
Disclosure of transactions between related parties [line items]
Key management personnel compensation, share-based payments in shares | shares							4,122,283	1,724,726
Key management personnel non-cash stock-based compensation expense recognized							$ 4,300	$ 2,400
Research Tax Credit	$ 5,300						6,644	6,447	$ 6,582
Increase in borrowings							0	23,201	29,671
Interest expense							$ 612	847	333
Financing tax receivble percentage										80.00%
Research Tax Credit Financings [Member]
Disclosure of transactions between related parties [line items]
Agreements extended maturity date							Oct. 15, 2025
Research Tax Credit	$ 5,500
State Guaranteed Loan [Member]
Disclosure of transactions between related parties [line items]
Increase in borrowings					$ 21,700	€ 18.5
Loan principal payment							$ 1,700
Interest expense							$ 100
BPI Refundable Advance Agreement [Member]
Disclosure of transactions between related parties [line items]
Increase in borrowings		$ 2,100	$ 1,900	$ 900
Bpifrance [Member]
Disclosure of transactions between related parties [line items]
Agreements extended maturity date							Oct. 15, 2026
Finance advance | €												€ 5.3	€ 5.5
Grand refundable advance received								$ 2,500	$ 2,800
Interest expense							$ 300
Top of Range [member]
Disclosure of transactions between related parties [line items]
Grand refundable advance received | €											€ 6.4